FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Exposure to Interest Rate Risk (Details) - Interest rate risk - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	S/ 248,545,294	S/ 241,169,869
Cash and cash collateral, reverse repurchase agreements and securities borrowing
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	51,221,657	48,688,373
Investments
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	47,847,706	49,110,515
Loans, net
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	142,315,004	137,737,296
Financial assets designated at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	992,429	932,734
Reinsurance and insurance contract assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	708,560	841,170
Other assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	5,459,938	3,859,781
Total liabilities and equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	263,825,262	253,241,380
Deposits and obligations
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	170,401,633	161,842,066
Payables from repurchase agreements and securities lending and due to banks and correspondents
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	18,919,025	19,815,095
Insurance and reinsurance contract liability
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	14,264,155	13,422,285
Financial liabilities at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,055,893	151,485
Bonds and notes issued
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	14,025,535	17,268,443
Other liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	6,062,912	5,764,772
Equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	39,096,109	34,977,234
Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(14,950)	23,322
Derivative financial assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,177,050	2,531,279
Derivative financial liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,192,000	2,507,957
Marginal gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(15,294,918)	(12,048,189)
Accumulated gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Non-interest bearing | Total assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	10,699,538	9,546,028
Non-interest bearing | Cash and cash collateral, reverse repurchase agreements and securities borrowing
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	6,570,497	6,064,604
Non-interest bearing | Investments
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	90,321	147,264
Non-interest bearing | Loans, net
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(1,661,856)	(1,273,828)
Non-interest bearing | Financial assets designated at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	992,429	932,734
Non-interest bearing | Reinsurance and insurance contract assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Non-interest bearing | Other assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	4,708,147	3,675,254
Non-interest bearing | Total liabilities and equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	48,831,271	44,420,380
Non-interest bearing | Deposits and obligations
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	328,216	452,624
Non-interest bearing | Payables from repurchase agreements and securities lending and due to banks and correspondents
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	157,624	315,370
Non-interest bearing | Insurance and reinsurance contract liability
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	3,246,284	3,106,633
Non-interest bearing | Financial liabilities at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,055,893	151,485
Non-interest bearing | Bonds and notes issued
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	268,643	196,425
Non-interest bearing | Other liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	4,678,502	5,220,609
Non-interest bearing | Equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	39,096,109	34,977,234
Non-interest bearing | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Non-interest bearing | Derivative financial assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Non-interest bearing | Derivative financial liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Non-interest bearing | Marginal gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(38,131,733)	(34,874,352)
Non-interest bearing | Accumulated gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(15,294,918)	(12,048,189)
Up to 1 month | Total assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	62,352,758	57,097,393
Up to 1 month | Cash and cash collateral, reverse repurchase agreements and securities borrowing
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	37,746,584	35,573,543
Up to 1 month | Investments
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,206,670	1,548,776
Up to 1 month | Loans, net
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	21,146,870	19,023,450
Up to 1 month | Financial assets designated at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Up to 1 month | Reinsurance and insurance contract assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	708,560	841,170
Up to 1 month | Other assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	544,074	110,454
Up to 1 month | Total liabilities and equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	34,931,768	37,814,355
Up to 1 month | Deposits and obligations
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	26,910,364	30,965,685
Up to 1 month | Payables from repurchase agreements and securities lending and due to banks and correspondents
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	6,438,412	3,371,128
Up to 1 month | Insurance and reinsurance contract liability
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	136,545	121,965
Up to 1 month | Financial liabilities at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Up to 1 month | Bonds and notes issued
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	226,853	2,913,005
Up to 1 month | Other liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,219,594	442,572
Up to 1 month | Equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
Up to 1 month | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(504,450)	(516,100)
Up to 1 month | Derivative financial assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	865,949
Up to 1 month | Derivative financial liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	504,450	1,382,049
Up to 1 month | Marginal gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	26,916,540	18,766,938
Up to 1 month | Accumulated gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	26,916,540	18,766,938
1 to 3 months | Total assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	24,147,940	22,027,225
1 to 3 months | Cash and cash collateral, reverse repurchase agreements and securities borrowing
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	759,032	1,085,329
1 to 3 months | Investments
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	4,454,362	3,604,634
1 to 3 months | Loans, net
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	18,801,001	17,337,262
1 to 3 months | Financial assets designated at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 3 months | Reinsurance and insurance contract assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 3 months | Other assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	133,545	0
1 to 3 months | Total liabilities and equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	28,546,986	29,441,182
1 to 3 months | Deposits and obligations
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	22,259,382	20,248,915
1 to 3 months | Payables from repurchase agreements and securities lending and due to banks and correspondents
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	5,628,624	6,893,979
1 to 3 months | Insurance and reinsurance contract liability
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	210,611	189,997
1 to 3 months | Financial liabilities at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 3 months | Bonds and notes issued
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	423,133	2,108,291
1 to 3 months | Other liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	25,236	0
1 to 3 months | Equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 3 months | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	353,115	395,220
1 to 3 months | Derivative financial assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	353,115	508,140
1 to 3 months | Derivative financial liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	112,920
1 to 3 months | Marginal gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(4,045,931)	(7,018,737)
1 to 3 months | Accumulated gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	22,870,609	11,748,201
3 to 12 months | Total assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	53,017,938	52,136,235
3 to 12 months | Cash and cash collateral, reverse repurchase agreements and securities borrowing
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,095,107	1,609,783
3 to 12 months | Investments
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	7,626,855	10,192,970
3 to 12 months | Loans, net
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	44,294,644	40,333,482
3 to 12 months | Financial assets designated at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
3 to 12 months | Reinsurance and insurance contract assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
3 to 12 months | Other assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,332	0
3 to 12 months | Total liabilities and equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	33,562,079	44,556,993
3 to 12 months | Deposits and obligations
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	28,940,310	35,585,502
3 to 12 months | Payables from repurchase agreements and securities lending and due to banks and correspondents
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	1,145,888	4,410,854
3 to 12 months | Insurance and reinsurance contract liability
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	599,093	582,662
3 to 12 months | Financial liabilities at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
3 to 12 months | Bonds and notes issued
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,866,745	3,977,975
3 to 12 months | Other liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	10,043	0
3 to 12 months | Equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
3 to 12 months | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	638,970	238,302
3 to 12 months | Derivative financial assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	823,935	592,591
3 to 12 months | Derivative financial liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	184,965	354,289
3 to 12 months | Marginal gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	20,094,829	7,817,544
3 to 12 months | Accumulated gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	42,965,438	19,565,745
1 to 5 years | Total assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	56,273,602	60,780,723
1 to 5 years | Cash and cash collateral, reverse repurchase agreements and securities borrowing
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,167,637	2,012,826
1 to 5 years | Investments
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	8,288,755	12,690,421
1 to 5 years | Loans, net
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	45,817,210	46,077,476
1 to 5 years | Financial assets designated at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 5 years | Reinsurance and insurance contract assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 5 years | Other assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 5 years | Total liabilities and equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	65,162,187	56,896,957
1 to 5 years | Deposits and obligations
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	52,514,477	47,713,442
1 to 5 years | Payables from repurchase agreements and securities lending and due to banks and correspondents
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,654,255	1,749,262
1 to 5 years | Insurance and reinsurance contract liability
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,460,841	2,149,411
1 to 5 years | Financial liabilities at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 5 years | Bonds and notes issued
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	7,532,602	5,284,838
1 to 5 years | Other liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	12	4
1 to 5 years | Equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
1 to 5 years | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(502,585)	(94,100)
1 to 5 years | Derivative financial assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	564,599
1 to 5 years | Derivative financial liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	502,585	658,699
1 to 5 years | Marginal gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(9,391,170)	3,789,666
1 to 5 years | Accumulated gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	33,574,268	23,355,411
More than 5 years | Total assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	42,053,518	39,582,265
More than 5 years | Cash and cash collateral, reverse repurchase agreements and securities borrowing
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,882,800	2,342,288
More than 5 years | Investments
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	25,180,743	20,926,450
More than 5 years | Loans, net
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	13,917,135	16,239,454
More than 5 years | Financial assets designated at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
More than 5 years | Reinsurance and insurance contract assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
More than 5 years | Other assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	72,840	74,073
More than 5 years | Total liabilities and equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	52,790,971	40,111,513
More than 5 years | Deposits and obligations
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	39,448,884	26,875,898
More than 5 years | Payables from repurchase agreements and securities lending and due to banks and correspondents
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,894,222	3,074,502
More than 5 years | Insurance and reinsurance contract liability
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	7,610,781	7,271,617
More than 5 years | Financial liabilities at fair value through profit or loss
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
More than 5 years | Bonds and notes issued
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	2,707,559	2,787,909
More than 5 years | Other liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	129,525	101,587
More than 5 years | Equity
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
More than 5 years | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
More than 5 years | Derivative financial assets
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
More than 5 years | Derivative financial liabilities
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	0	0
More than 5 years | Marginal gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	(10,737,453)	(529,248)
More than 5 years | Accumulated gap
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	S/ 22,836,815	S/ 22,826,163